Movement in Working Capital and Provisions for Liabilities - Summary of Movement in Working Capital and Provisions for Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	$ 904	$ 1,316	$ 813
Effect of adopting IFRS 16		17
Reclassified from held for sale			353
Translation adjustment	(15)	7	(10)
Arising on acquisition (note 32)	49	49	309
Disposals	(29)	(758)	(595)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	(7)	(20)	(127)
- paid during year	54	54	64
Deferred proceeds arising on disposals during year		302	12
Deferred divestment consideration:
- arising on disposals during year	14
- received during year	(123)
Interest accruals and discount unwinding	(41)	(38)	(50)
Additions to leased mineral reserves	(14)	(96)
Reclassification	(13)
Increase/(decrease) in working capital and provisions for liabilities	(196)	71	547
Ending balance	583	904	1,316
Inventories [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	3,080	3,505	3,257
Reclassified from held for sale			319
Translation adjustment	71	2	(95)
Arising on acquisition (note 32)	23	65	297
Disposals	(14)	(581)	(482)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	0
- paid during year	0
Deferred divestment consideration:
- arising on disposals during year	0
- received during year	0
Interest accruals and discount unwinding	0
Additions to leased mineral reserves	0
Reclassification	20
Increase/(decrease) in working capital and provisions for liabilities	(63)	89	209
Ending balance	3,117	3,080	3,505
Trade and other receivables [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	4,587	4,872	4,541
Effect of adopting IFRS 16		3
Reclassified from held for sale			401
Translation adjustment	107	9	(151)
Arising on acquisition (note 32)	47	73	373
Disposals	(37)	(747)	(467)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	0
- paid during year	0
Deferred proceeds arising on disposals during year		302	12
Deferred divestment consideration:
- arising on disposals during year	14
- received during year	(123)
Interest accruals and discount unwinding	4	(12)	(1)
Additions to leased mineral reserves	0
Reclassification	(11)
Increase/(decrease) in working capital and provisions for liabilities	(177)	87	164
Ending balance	4,411	4,587	4,872
Trade and other payables [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	(5,461)	(5,817)	(5,709)
Effect of adopting IFRS 16		13
Reclassified from held for sale			(367)
Translation adjustment	(150)	(8)	192
Arising on acquisition (note 32)	(21)	(82)	(265)
Disposals	17	570	350
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	(7)	(20)	(127)
- paid during year	54	54	64
Deferred divestment consideration:
- arising on disposals during year	0
- received during year	0
Interest accruals and discount unwinding	(24)	(1)	(25)
Additions to leased mineral reserves	(14)	(96)
Reclassification	(22)
Increase/(decrease) in working capital and provisions for liabilities	125	(74)	70
Ending balance	(5,503)	(5,461)	(5,817)
Provisions for liabilities [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	(1,302)	(1,244)	(1,276)
Effect of adopting IFRS 16		1
Translation adjustment	(43)	4	44
Arising on acquisition (note 32)	0	(7)	(96)
Disposals	5	0	4
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	0
- paid during year	0
Deferred divestment consideration:
- arising on disposals during year	0
- received during year	0
Interest accruals and discount unwinding	(21)	(25)	(24)
Additions to leased mineral reserves	0
Increase/(decrease) in working capital and provisions for liabilities	(81)	(31)	104
Ending balance	$ (1,442)	$ (1,302)	$ (1,244)